Schedule of Restricted Stock Activity (Details) - $ / shares			3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 07, 2024	Sep. 22, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024
Investments, All Other Investments [Abstract]
Number of Awards, Outstanding				74,545	74,545
Weighted Average Grant Date Fair Value, Outstanding				$ 5.51	$ 5.51
Number of Awards, Granted				74,544	74,544,000
Weighted Average Grant Date Fair Value, Granted	$ 2.84	$ 5.51		$ 2.84	$ 2.84
Number of Awards, Cancelled/Forfeited				(74,545)	(74,545,000)
Weighted Average Grant Date Fair Value, Cancelled/Forfeited				$ 5.51	$ 5.51
Number of Awards, Vested				(74,544)	(74,544,000)
Weighted Average Grant Date Fair Value, Vested				$ 2.84	$ 2.84
Number of Awards, Outstanding
Weighted Average Grant Date Fair Value, Outstanding